U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.   Name and address of issuer:

                    American General Life Insurance Company
                              Separate Account D
                             2727-A Allen Parkway
                             Houston, Texas 77019

2.   Name of each series or class of funds for which this notice is filed:

     American General Series Portfolio Company Stock Index Fund; American General Series Portfolio Company MidCap Index Fund; American General Series Portfolio Company Timed Opportunity Fund; American General Series Portfolio Company Money Market Fund; American General Series Portfolio Company Government Securities Fund, American General Series Portfolio Company Capital Conservation Fund.

3.   Investment Company Act File Number:                      811-1491

     Securities Act File Number:                              33-44744;
                                                              33-44745

4.   Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                Not Applicable                             [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(l), if applicable (see Instruction A.6):

                                Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     None

9. Number and aggregate sale price of securities sold during the fiscal year:

                          47,023.017 units; $965,054

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                          47,023.017 units; $965,054

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                Not Applicable

12.  Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during the               $     965,054
          fiscal year in reliance on rule 24f-2 (from Item 10):                   -----------

     (ii) Aggregate  price of shares issued in connection  with +               +     N/A
          N/A  dividend  reinvestment  plans  (from  Item 11,  if                 -----------
          applicable):

     (iii)Aggregate  price  of  shares  redeemed  or  repurchased               -     965,054
          during the fiscal year (if applicable):                                 -----------

     (iv) Aggregate  price of shares  redeemed or repurchased and               +     N/A
          previously  applied  as  a  reduction  to  filing  fees                 -----------
          pursuant to rule 24e-2 (if applicable):

     (v)  Net  aggregate  price of  securities  sold  and  issued                      0
          during the fiscal  year in reliance on rule 24f-2 [line                 -----------
          (i), plus line (ii),  less line (iii),  plus line (iv)]
          (if applicable):

     (vi) Multiplier prescribed by Section 6(b) of the Securities               x     1/3300
          Act of 1933 or other  applicable law or regulation (see                 -----------
          Instruction C.6):

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:                      $0
                                                                                  ===========

Instruction:   Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).

                                Not Applicable                             [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                Not Applicable

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:(Signature and Title) /s/ ROBERT F. HERBERT
                         -------------------------------------------------
                         Robert F. Herbert
                         Senior Vice President and Chief Financial Officer

Date:  February 24, 1997